Schedule II-Valuation And Qualifying Accounts (Valuation and Qualifying Accounts) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		¥ 14,560	¥ 11,867	¥ 9,409
Charged to expenses		10,437	4,113	3,531
Deductions	[1]	(2,223)	(1,420)	(1,073)
Balance as of end of year		22,774	14,560	11,867
Valuation Allowance for Receivables Held for Sale
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		7,732	7,635	7,064
Charged to expenses		6,179	6,286	6,898
Deductions	[2]	(7,419)	(6,189)	(6,327)
Balance as of end of year		6,492	7,732	7,635
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		17,672	48,701	39,641
Charged to expenses		1,744	2,212	11,041
Credited to expenses	[3]	(1,146)	(32,739)
Expiration of operating loss carryforwards				(2,906)
Foreign currency translation adjustment		(639)	(502)	925
Balance as of end of year		¥ 17,631	¥ 17,672	¥ 48,701

[1]	Amounts written off.
[2]	The decrease in valuation allowance for receivables held for sale due to sale of receivables held for sale.
[3]	The decrease in valuation allowance for deferred tax assets for the fiscal year ended March 31, 2016 due mainly to release of valuation allowance of deferred tax assets related to DOCOMO's subsidiaries operating multimedia broadcasting business for mobile devices.